Other non-current liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities

	At December 31, 2020	At June 30, 2021
	(in thousands)
Trade payables	$851	$890
Deferred tax liabilities	19	20
Contract liabilities:
License and development services agreement	2,343	254
Deferred revenue	54	—
Total contract liabilities	$2,397	$254